Segments - Summary of Amortization Expense Recognized by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Amortization Expense	$ 1,636	$ 1,811	$ 7,257	$ 5,948
Direct to Consumer
Segment Reporting Information [Line Items]
Amortization Expense	596	821	3,193	3,579
Wholesale
Segment Reporting Information [Line Items]
Amortization Expense	660	616	2,514	1,657
Business to Business
Segment Reporting Information [Line Items]
Amortization Expense	380	374	1,537	712
Other
Segment Reporting Information [Line Items]
Amortization Expense	$ 0	$ 0	$ 13	$ 0